Not FDIC Insured May Lose Value No Bank Guarantee
38918-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedule of Investments
(unaudited)
Franklin Managed Municipal Income Trust 2
Notes to Schedule of Investments 18

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited), July 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Warrants a Value
a a a a a
Warrants 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC , 11/26/35 .............................. 5,400 $ —
Total Warrants (Cost $ – ) ......................................................
—
Principal
Amount
Municipal Bonds 140.1%
Alabama 0.4%
c,d
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 515,447
c
Southeast Energy Authority A Cooperative District , Revenue , 2025 A , Mandatory Put ,
5% , 6/01/35 ...................................................... 480,000 482,201
997,648
Alaska 1.7%
e
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 5,125,000 4,712,498
Arizona 5.2%
d
Arizona Industrial Development Authority ,
c
Copper World, Inc. , Revenue , 144A, 2026 A , Mandatory Put , 4.5% , 7/02/36 ...... 325,000 324,192
Somerset Academy of Las Vegas , Revenue , 144A, 2021 A , 4% , 12/15/41 ........ 500,000 427,138
Industrial Development Authority of the City of Phoenix Arizona (The) ,
d
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
7/01/35 ........................................................ 825,000 825,004
d
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 250,000 237,268
GreatHearts Arizona Obligated Group , Revenue , 2014 A , 5% , 7/01/44 .......... 1,700,000 1,700,963
d
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.875% , 11/15/52 ........ 1,500,000 1,585,384
d
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2012 , 5% , 3/01/32 . 660,000 660,088
Arizona Agribusiness and Equine Center, Inc. , Revenue , 144A, 2015 A , Refunding ,
5% , 9/01/34 .................................................... 460,000 460,017
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 500,000 502,821
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 2,330,000 2,229,492
Maricopa County Industrial Development Authority ,
d
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 1,800,000 1,868,848
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 750,000 750,164
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 2,000,000 2,106,473
d
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 300,000 242,381
Tempe Industrial Development Authority , Tempe Life Care Village Obligated Group ,
Revenue , 2025 A , 5.625% , 12/01/55 ................................... 750,000 766,817
14,687,050
California 10.1%
d
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 475,000 392,106
d,f
California Infrastructure & Economic Development Bank , WFCS Holdings II LLC ,
Revenue, Sub. Lien , 144A, 2021 B , 7.45%, 1/01/61 ........................ 4,045,000 341,459
California Municipal Finance Authority ,
g
Revenue , FRN , 2025-1 , A-2 , 3.537% , 2/20/41 ............................ 2,121,394 1,898,441
d,g
Revenue, Sub. Lien , 144A, FRN , 2025-1 , B , 3.537% , 6/20/49 ................. 500,000 324,974
d
Catalyst Impact Fund 1 LLC , Revenue , 144A, 2024 , I , 6% , 1/01/39 ............. 800,000 822,111
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/54 ................ 2,410,000 1,721,759

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c,d
Foothill 150 LLC , Revenue , 144A, 2026 A , Mandatory Put , 6% , 7/01/36 ......... $ 775,000 $ 775,000
d
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 800,000 831,667
d
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 A , Refunding , 5% , 11/15/56 ................................. 750,000 659,553
d
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 500,000 366,898
d
City & County of San Francisco , Special Tax District No. 2020-1 Development , Special
Tax , 144A, 2021 A , 4% , 9/01/41 ....................................... 500,000 455,723
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 405,670
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... 605,000 606,797
d
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 2,500,000 1,897,883
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 500,000 339,322
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 1,225,000 825,905
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 500,000 371,719
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 835,000 746,996
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 7,150,000 5,189,188
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 2,500,000 1,719,252
d
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 525,000 508,549
d
Sacramento Housing Authority , Revenue , 144A, 2026 B-1 , IA , 5.8% , 7/01/38 ....... 400,000 381,822
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , 4% , 5/01/49 ........................................ 7,420,000 6,575,833
Revenue , 2019 A , Pre-Refunded , 4% , 5/01/49 ............................ 80,000 80,498
28,239,125
Colorado 3.0%
f
Aurora Crossroads Metropolitan District No. 2 , GO , 2025 A-1 , Refunding , 0.396%,
12/01/55 ........................................................ 500,000 470,033
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ...... 300,000 294,760
Colorado Educational & Cultural Facilities Authority ,
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 150,000 143,635
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 175,000 154,316
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 350,000 280,882
Colorado Health Facilities Authority , BSLC II Obligated Group , Revenue, Second Tier ,
2025 , 5.625% , 9/15/59 .............................................. 350,000 351,975
d
Jefferson Center Metropolitan District No. 2 , Revenue , 144A, 2026 A , Refunding ,
5.75% , 12/01/46 ................................................... 500,000 498,830
d
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 1,650,000 1,650,497
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 875,000 845,796
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/41 ......... 1,000,000 899,201
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ............... 375,000 376,647
Southlands Metropolitan District No. 1 , GO , 2017 A-1 , Refunding , 5% , 12/01/37 ..... 500,000 501,390
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 4
Subdistrict A , Revenue, Senior Lien , 2024 A , Refunding , 6.5% , 12/01/54 ......... 1,000,000 1,031,411
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 300,000 293,608
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 500,000 504,137
8,297,118

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Connecticut 1.4%
f
Aquarion Water Authority ,
Water System , Revenue , 2026 E , BAM Insured , 5.3%, 8/01/50 ................ $ 250,000 $ 72,339
Water System , Revenue , 2026 E , 5.43%, 8/01/51 .......................... 250,000 66,584
Water System , Revenue , 2026 E , BAM Insured , 5.37%, 8/01/52 ............... 250,000 64,157
d
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 3,500,000 3,516,959
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... 100,000 103,350
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 150,000 151,661
3,975,050
Delaware 1.4%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 .... 705,000 704,945
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/51 .... 1,035,000 904,760
d
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.25% , 7/01/44 ............................................... 875,000 877,053
d
Town of Millsboro ,
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.125% , 7/01/38 ................................................. 490,000 491,357
Plantation Lakes Special Development District , Special Tax , 144A, 2018 , Refunding ,
5.25% , 7/01/48 .................................................. 997,000 976,155
3,954,270
Florida 17.7%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 300,000 295,715
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 6.125% , 5/01/56 .............................................. 100,000 101,851
d
Capital Trust Agency, Inc. ,
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,900,000 1,593,886
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.5% , 1/01/35 ............... 740,000 715,327
d
Capital Trust Authority ,
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 825,000 835,696
Classical Academy of Sarasota, Inc. (The) , Revenue , 144A, 2025 , 6.125% , 7/01/60 425,000 415,517
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 165,000 156,042
d
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 160,000 152,906
d
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... 300,000 294,145
Central Parc Community Development District , Special Assessment , 2024 , 6% , 5/01/54 750,000 748,190
d
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 A , 4% , 10/01/41 .................................. 1,000,000 902,995
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 5,000,000 5,328,057
d
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 375,000 371,666
Connerton East Community Development District , Assessment Area 3 , Special
Assessment , 2025 , 5.5% , 6/15/55 ..................................... 160,000 157,034
d
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/55 ............................................... 385,000 389,747
d
County of Palm Beach ,
Provident Group - LU Properties LLC , Revenue , 144A, 2021 A , 5% , 6/01/57 ...... 625,000 545,143
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/39 .... 1,600,000 1,598,384

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Curiosity Creek Community Development District , Curiosity Creek Community
Development District Assessment Area 2 , Special Assessment , 144A, 2025 , 5.875% ,
5/01/56 ......................................................... $ 160,000 $ 156,547
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 660,000 645,225
Cypress Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/56 ....................................... 105,000 106,692
d
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 200,000 196,882
d
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.625% , 5/01/55 .............................................. 250,000 247,036
EA McKinnon Groves Community Development District , Capital Improvement , Special
Assessment , 2025 , 5.5% , 5/01/56 ..................................... 370,000 356,797
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 425,000 434,094
East Palm Drive Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.7% , 6/15/56 ..................................... 175,000 171,718
Esplanade at Wellen Park Community Development District , Special Assessment ,
2026 , 5.7% , 5/01/56 ................................................ 115,000 112,869
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 275,000 272,066
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.6% , 5/01/55 ................................................ 275,000 266,997
Florida Development Finance Corp. ,
d
Revenue , 144A, 2021 A , 4% , 7/01/51 ................................... 500,000 410,566
d
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 700,000 650,312
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 1,500,000 1,373,711
Florida Higher Educational Facilities Financing Authority ,
Rollins College , Revenue , 2024 , 4.125% , 12/01/54 ......................... 1,000,000 847,271
St. Leo University, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/44 .. 1,370,000 1,058,969
Florida Municipal Loan Council ,
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.15% , 5/01/44 ............................................. 650,000 660,456
Shingle Creek Transit & Utility Community Development District , Special Assessment ,
2024 , 5.4% , 5/01/54 .............................................. 825,000 822,904
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 210,000 203,178
d
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 100,000 102,276
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 105,000 105,994
GIR East Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.3% , 5/01/45 ................................................ 300,000 296,734
Governors Park South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.65% , 5/01/55 .................................... 375,000 359,126
Harvest Hills South Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.75% , 5/01/56 .................................... 125,000 121,161
Highland Trails Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.85% , 5/01/56 .................................... 100,000 97,633
Hills of Minneola Community Development District , North Parcel Assessment Area 2 ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 180,000 177,135
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 500,000 506,030
Hunt Club Grove Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.6% , 12/15/55 .................................... 175,000 173,582
Hyde Park Community Development District No. 1 , Assessments , Special Assessment ,
2026 , 6% , 5/01/55 ................................................. 260,000 261,329

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kings Creek I Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6% , 5/01/55 ....................................... $ 125,000 $ 125,879
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 6.125% , 5/01/56 ................................... 370,000 376,850
Lake Hideaway Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.7% , 5/01/57 ..................................... 400,000 385,141
d
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 100,000 98,675
Lakewood Ranch Stewardship District ,
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 1,140,000 1,195,456
Assessments , Special Assessment , 2024 , 5.25% , 5/01/44 ................... 585,000 596,631
Azario , Special Assessment , 2019 , 4% , 5/01/40 ........................... 1,000,000 941,618
d
Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 , Refunding ,
4% , 5/01/50 .................................................... 250,000 207,021
Villages Lakewood Ranch South , Special Assessment , 2016 , 5.125% , 5/01/46 .... 740,000 739,983
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 492,264
LT Ranch South Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.9% , 5/01/56 ..................................... 120,000 119,135
Metropica Community Development District , Assessment Area 1 Master Infrastructure ,
Special Assessment , 2026 , 7% , 11/01/30 ................................ 220,000 218,918
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 1,225,000 1,225,324
d
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 100,000 102,276
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 100,000 100,774
Old Town Floridian Community Development District , Special Assessment , 2026 ,
5.65% , 5/01/56 ................................................... 250,000 240,881
e
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 2,570,000 2,158,712
Palm Gate Community Development District , Expansion Area , Special Assessment ,
2026 , 5.6% , 5/01/56 ................................................ 325,000 311,760
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 375,000 362,498
Pasadena Ridge Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.7% , 5/01/55 ..................................... 500,000 491,710
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 1,690,000 1,692,596
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. 250,000 250,496
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 240,000 234,571
d
Riverwalk Community Development District , Special Assessment , 144A, 2025 A ,
5.625% , 5/01/55 ................................................... 260,000 255,118
d
Sagebrush Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.6% , 5/01/56 ........................................... 295,000 282,982
d
Saltleaf Community Development District , Assessments , Special Assessment , 144A,
2026 , 6.05% , 5/01/57 ............................................... 150,000 151,143
Sarasota County Health Facilities Authority , Southwest Florida Retirement Center, Inc.
Obligated Group , Revenue , 2017 A , 5% , 1/01/37 .......................... 1,000,000 1,001,024
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 1,500,000 1,304,267
Solaeris Community Development District , Assessment Area 2 , Special Assessment ,
2026 , 5.8% , 5/01/57 ................................................ 335,000 329,102
Somerset Bay Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.8% , 5/01/56 ..................................... 310,000 305,168

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d,h
Sorrento Pines Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2026 , 5.75% , 5/01/56 ............................... $ 350,000 $ 350,470
Southpointe of Manatee County Community Development District , Assessment Area 1 ,
Special Assessment , 2026 , 5.625% , 5/01/56 ............................. 180,000 175,513
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/36 355,000 334,211
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/41 500,000 439,540
d
Starling Community Development District , Special Assessment , 144A, 2025 , 5.6% ,
5/01/56 ......................................................... 500,000 478,956
d
Stuart Crossing Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2024 , 5.5% , 5/01/54 ................................ 120,000 116,547
d
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 180,000 175,163
d
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 500,000 478,994
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 400,000 388,257
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 5.125% , 5/01/54 .............................................. 525,000 503,793
Tranquility Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/55 ......................................................... 300,000 290,278
Twisted Oaks Pointe Community Development District , Assessment Area 4 , Special
Assessment , 2026 , 5.875% , 5/01/56 ................................... 145,000 143,453
Verandah West Community Development District , Assessments , Special Assessment ,
2013 , Refunding , 5% , 5/01/33 ........................................ 370,000 370,170
Verano No. 4 Community Development District , Astor Creek Phase 2 Assessment Area ,
Special Assessment , 2025 , 6% , 5/01/55 ................................. 150,000 152,336
Village Community Development District No. 12 , Phase II , Special Assessment , 2018 ,
4% , 5/01/33 ...................................................... 660,000 651,327
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 100,000 97,923
Waterset South Community Development District ,
Assessment Area , Special Assessment , 2025 , 5.7% , 5/01/56 ................. 200,000 200,373
Assessment Area , Special Assessment , 2026 , 5.65% , 5/01/56 ................ 280,000 279,125
Wellness Ridge Community Development District , Assessment Area 3 , Special
Assessment , 2026 , 5.625% , 6/15/56 ................................... 450,000 446,249
d
West Port East Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.8% , 5/01/45 ................................ 185,000 190,689
West Villages Improvement District , Unit of Development No. 10 Assessment Area 2 ,
Special Assessment , 2025 , 5.5% , 5/01/55 ............................... 400,000 384,962
d
Westview South Community Development District , Assessment Area 1 2025 Project
Area , Special Assessment , 144A, 2025 , 6.2% , 5/01/55 ...................... 275,000 281,399
Willow Creek II Community Development District , Assessment Area , Special
Assessment , 2026 , 5.625% , 5/01/56 ................................... 185,000 178,864
d
Windsor Cay Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 300,000 289,537
d
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 220,000 214,136
49,707,829
Georgia 3.5%
d
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/55 ................................................ 115,000 117,131
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 A , Refunding , 3% , 4/01/45 ............................... 1,785,000 1,394,846
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,072,510

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
DeKalb County Development Authority , GLOBE Academy, Inc. (The) , Revenue , 2024 A ,
5% , 6/01/63 ...................................................... $ 515,000 $ 460,105
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,000,000 1,401,184
c
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,200,000 2,317,245
9,763,021
Illinois 8.0%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 1,500,000 1,462,607
GO , 2023 A , 5.875% , 12/01/47 ........................................ 1,700,000 1,718,166
GO , 2025 A , 5.75% , 12/01/50 ......................................... 850,000 854,193
GO , 2025 B , Refunding , 5% , 12/01/40 .................................. 500,000 476,296
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 1,250,000 1,300,339
e
Chicago O'Hare International Airport , Chicago O'Hare International Airport , Revenue,
Senior Lien , 2025 E , BAM Insured , 5.5% , 1/01/55 .......................... 3,500,000 3,606,303
City of Chicago ,
GO , 2019 A , 5.5% , 1/01/49 ........................................... 305,000 305,322
GO , 2020 A , Refunding , 5% , 1/01/30 ................................... 1,800,000 1,846,200
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ 2,747,000 2,610,014
d
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.04% , 12/01/28 ........................................ 241,000 236,206
d
Lakeshore East Special Assessment Area , Special Assessment , 144A, 2022 ,
Refunding , 3.38% , 12/01/31 ........................................ 341,000 327,211
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 233,000 233,007
Illinois Finance Authority ,
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/37 ......................... 1,200,000 1,194,736
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 1,500,000 1,389,301
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/41 ..... 400,000 393,925
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/51 ..... 1,000,000 903,087
Plymouth Place Obligated Group , Revenue , 2021 A , Refunding , 5% , 5/15/56 ..... 815,000 721,767
Metropolitan Pier & Exposition Authority ,
f
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2017 B ,
Refunding , 4.849%, 12/15/47 ....................................... 1,500,000 1,102,697
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 2,100,000 1,748,770
22,430,147
Indiana 0.8%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 500,000 474,495
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 1,150,000 1,122,776
Indiana Housing & Community Development Authority , Cambridge Square North
Housing LP , Revenue , 2026 , FNMA Insured , 4.5% , 8/01/42 .................. 725,000 708,177
2,305,448
Iowa 0.8%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 600,000 661,471
Lifespace Communities, Inc. Obligated Group , Revenue , 2024 A , Refunding , 5.125% ,
5/15/59 ........................................................ 1,500,000 1,398,898

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.75% , 10/01/55 .. $ 300,000 $ 305,174
2,365,543
Kentucky 1.5%
Kentucky Bond Development Corp. , PRG Wildcats LLC , Revenue , 2026 A , 5.5% ,
10/31/56 ........................................................ 1,300,000 1,359,525
Kentucky Economic Development Finance Authority , Masonic Homes of Kentucky, Inc.
Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ................. 1,000,000 850,075
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 2,100,000 2,133,025
4,342,625
Louisiana 1.0%
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5.25% ,
11/15/53 ........................................................ 1,300,000 1,236,319
Louisiana Public Facilities Authority ,
d
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 140,000 139,702
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 1,500,000 1,544,380
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 20,000 20,317
2,940,718
Maryland 1.7%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 548,000 554,194
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ 210,000 210,121
County of Frederick ,
d
Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A , Refunding , 5% , 9/01/37 . 500,000 485,110
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,312,360
d
County of Prince George's , Westphalia Town Center Development District , Tax
Allocation , 144A, 2018 , 5.125% , 7/01/39 ................................ 1,000,000 1,002,367
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/40 ........................................................ 755,000 684,917
City of Baltimore Port Covington Development District , Tax Allocation , 2020 , 4% ,
9/01/50 ........................................................ 750,000 618,167
4,867,236
Massachusetts 1.8%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/39 ............... 1,000,000 999,966
Massachusetts Development Finance Agency ,
d,i
Adventcare Obligated Group , Revenue , 144A, 2007 , 6.65% , 10/15/28 .......... 995,000 10
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 5% , 7/01/44 .... 365,000 364,973
d
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,000,000 921,423
d
CHF Wentworth, Inc. , Revenue , 144A, 2026 A , 5.5% , 7/01/66 ................. 225,000 219,510
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/40 ................... 1,000,000 887,774
Simmons University , Revenue
,
K-1 , Refunding , 5% , 10/01/36 ................. 650,000 608,685
Tufts Medicine Obligated Group , Revenue , 2026 A , 5.5% , 10/01/43 ............ 1,000,000 1,074,652
5,076,993
Michigan 4.8%
City of Detroit , GO , B-1 , 4% , 4/01/44 ..................................... 4,656,271 3,658,293

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6.125% , 11/01/60 ..................... $ 625,000 $ 627,582
Michigan Finance Authority ,
Aquinas College , Revenue , 2021 , Refunding , 5% , 5/01/46 ................... 500,000 392,649
Lawrence Technological University Obligated Group , Revenue , 2017 , Refunding , 5% ,
2/01/47 ........................................................ 650,000 591,045
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,000,000 601,290
d
Michigan Strategic Fund , Detroit Brownfield Redevelopment Authority Bedrock Detroit ,
Revenue , 144A, 2026 , 5.5% , 10/01/53 .................................. 710,000 713,631
Pontiac School District ,
GO , 2020 , 4% , 5/01/45 ............................................. 3,575,000 3,334,084
GO , 2020 , 4% , 5/01/50 ............................................. 4,025,000 3,555,579
13,474,153
Minnesota 1.2%
d
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 300,000 295,236
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 500,000 414,263
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 575,000 576,022
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... 1,250,000 859,437
St. Paul Port Authority , HealthPartners Obligated Group , Revenue , 2007-1 , 5% , 8/01/36 905,000 905,289
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/41 ...................................................... 380,000 327,778
3,378,025
Missouri 3.4%
Health & Educational Facilities Authority of the State of Missouri ,
Children's Mercy Hospital Obligated Group , Revenue , 2017 A , 4% , 5/15/48 ...... 5,600,000 4,936,924
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/38 .................................................... 900,000 835,045
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 2,270,000 2,057,520
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,900,000 1,723,836
9,553,325
Nevada 1.5%
City of Las Vegas ,
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 405,000 382,354
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 580,000 527,885
Special Improvement District No. 815 , Special Assessment , 2020 , 5% , 12/01/49 ... 575,000 573,228
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 640,000 508,759
Special Improvement District No. 817 , Special Assessment , 2023 , 5.5% , 6/01/38 .. 370,000 391,523
Special Improvement District No. 817 , Special Assessment , 2023 , 5.75% , 6/01/43 . 490,000 520,447
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/48 .... 345,000 363,541
Special Improvement District No. 817 , Special Assessment , 2023 , 6% , 6/01/53 .... 495,000 516,424
County of Clark , Special Improvement District No. 159 , Special Assessment , 2015 , 5% ,
8/01/32 ......................................................... 360,000 360,217
4,144,378
New Hampshire 1.9%
New Hampshire Business Finance Authority ,
d,g
Revenue , 144A, FRN , 2026-1 , B , 15.613% , 7/20/41 ........................ 350,000 509,511
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 675,000 662,597
National Finance Authority , Revenue , 2024-2 , A , 3.625% , 8/20/39 .............. 2,208,620 2,078,527

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, (continued)
g
National Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ........ $ 986,555 $ 942,207
c
National Finance Authority , Revenue , 2026-2 , A-1 , Mandatory Put , 4.4% , 4/01/36 .. 1,098,646 1,089,630
5,282,472
New Jersey 0.8%
d
Middlesex County Improvement Authority ,
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , IA , 5.95% , 6/01/61 ... 450,000 459,112
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , II , 7.125% , 6/01/61 ... 925,000 940,193
New Jersey Economic Development Authority , United Airlines, Inc. , Revenue , 2000 B ,
5.625% , 11/15/30 .................................................. 430,000 430,592
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 450,000 452,389
2,282,286
New York 8.6%
New York Counties Tobacco Trust VI , Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 . 3,000,000 2,591,053
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 2.875% , 11/15/46 ........................... 1,860,000 1,365,457
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,000,000 2,111,343
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 4,215,000 2,901,424
d
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 750,000 750,894
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 2.75% ,
2/15/44 ........................................................ 1,835,000 1,390,878
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 1,250,000 1,274,389
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 1,000,000 1,060,351
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/55 .............................. 4,000,000 4,202,051
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/59 .............................. 1,000,000 1,047,691
d
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... 1,000,000 992,351
e
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,460,000 2,485,747
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,000,000 2,033,924
24,207,553
North Carolina 1.0%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
4% , 3/01/36 .................................................... 2,320,000 2,305,714
Maryfield, Inc. Obligated Group , Revenue , 2020 A , 5% , 10/01/45 .............. 500,000 484,777
2,790,491
North Dakota 0.4%
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,052,010
Ohio 2.2%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 3% , 6/01/48 ............................................. 1,300,000 919,353
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 500,000 516,115
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 1,575,000 1,266,933
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 394,721
Ohio Higher Educational Facility Commission , Xavier University , Revenue , 2024 ,
Refunding , 5.25% , 5/01/49 ........................................... 1,560,000 1,528,048

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
d
Port of Greater Cincinnati Development Authority , City of Cincinnati Assigned City
Residual Funds , Revenue , 144A, 2021 , 4.25% , 12/01/50 .................... $ 1,320,000 $ 1,279,053
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 12/01/43 ................................ 150,000 133,010
6,037,233
Oklahoma 0.2%
Tulsa Municipal Airport Trust Trustees , American Airlines, Inc. , Revenue , 2025 ,
Refunding , 6.25% , 12/01/40 .......................................... 475,000 520,648
Oregon 0.1%
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 210,000 210,100
Pennsylvania 3.7%
Chester County Industrial Development Authority ,
Collegium Charter School , Revenue , 2017 A , 5.125% , 10/15/37 ............... 750,000 700,293
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,000,000 948,479
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. 500,000 484,716
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 2,040,000 1,823,556
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 ,
Refunding , 5% , 5/01/49 ............................................. 900,000 879,968
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 1,000,000 770,934
Maxatawny Township Municipal Authority ,
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/41 ... 1,400,000 1,419,955
Lutheran Senior Services East Obligated Group , Revenue , 2022 A , 5% , 1/01/42 ... 1,450,000 1,465,636
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 1,000,000 1,047,822
c
Talen Energy Supply LLC , Revenue , 2009 C , Refunding , Mandatory Put , 5.25% ,
6/01/27 ........................................................ 500,000 500,374
Pennsylvania Higher Education Assistance Agency , Revenue , 2026-1A , 4.25% , 6/01/47 275,000 265,408
d
Philadelphia Authority for Industrial Development ,
i
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 807,977 161,595
University of the Arts (The) , Revenue , 144A, 2017 , Pre-Refunded , 5% , 3/15/45 ... 40,000 41,402
10,510,138
South Carolina 5.6%
d
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... 175,000 174,388
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.375% ,
11/01/49 ........................................................ 1,000,000 877,273
d
County of Lancaster , Roselyn Residential Improvement District , Special Assessment ,
144A, 2025 , 6.2% , 6/01/55 ........................................... 120,000 122,977
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 1,000,000 999,892
d
Green Charter School Spartanburg LLC Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/56 ............................................ 1,020,000 682,648
d
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/39 ............ 500,000 472,762
d
High Point Academy, Inc. , Revenue , 144A, 2018 A , 5.75% , 6/15/49 ............ 1,000,000 926,559
South Carolina Public Service Authority ,
Revenue , 2021 B , 4% , 12/01/41 ....................................... 4,000,000 3,791,279
Revenue , 2021 B , 4% , 12/01/42 ....................................... 5,250,000 4,961,218

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority, (continued)
Revenue , 2021 B , 4% , 12/01/51 ....................................... $ 3,000,000 $ 2,620,537
15,629,533
Tennessee 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 1,750,000 1,379,884
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/39 ..... 1,000,000 1,075,408
2,455,292
Texas 13.2%
Arlington Higher Education Finance Corp. ,
d
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 5% , 6/15/64 ......... 1,200,000 1,054,328
d
Magellan School (The) , Revenue , 144A, 2022 , 6.375% , 6/01/62 ............... 1,100,000 1,056,675
Wayside Schools , Revenue , 2021 A , Refunding , 4% , 8/15/41 ................. 610,000 516,861
d
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 570,000 559,711
City of Anna ,
d
Crystal Park Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.875% , 9/15/55 ............................. 225,000 229,625
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 2025 , 5.5% , 9/15/55 .......................... 100,000 100,501
City of Aransas Pass , Aransas Oaks Public Improvement District Improvement Area
No. 1 , Special Assessment , 2026 , 6% , 9/01/56 ............................ 100,000 98,837
d
City of Austin ,
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5% , 11/01/44 ............................... 555,000 555,838
Whisper Valley Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.25% , 11/01/53 ............................. 750,000 729,668
d
City of Celina , Sutton Fields East Public Improvement District Phase No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/45 ............................... 150,000 148,741
d
City of Dayton , Dayton Public Improvement District No. 5 Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.5% , 9/01/55 .......................... 350,000 349,344
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 300,000 296,276
d
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 325,000 326,246
City of Houston Airport System , United Airlines, Inc. , Revenue , 2021 A , 4% , 7/01/41 . 1,250,000 1,145,011
d
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2026 , 5.625% , 9/01/56 ............................. 200,000 194,916
Prairie Winds Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.125% , 9/01/45 ............................. 390,000 390,881
d
City of Justin , Timberbrook Public Improvement District No. 2 Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 6% , 9/01/55 ............................ 500,000 500,918
City of Lavon , Elevon Public Improvement District Improvement Area No. 3-5 , Special
Assessment , 2025 , 5.75% , 9/15/55 .................................... 110,000 109,634
City of Lockhart , Seawillow Public Improvement District Improvement Area No. 1 ,
Special Assessment , 2026 , 6.125% , 9/01/56 ............................. 115,000 114,846
d,h
City of Lowry Crossing , Lowry Trails Public Improvement District Improvement Area No.
2 , Special Assessment , 144A, 2026 , 5.625% , 9/15/56 ....................... 450,000 438,554
d
City of Manor ,
EntradenGlen Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 7% , 9/15/55 ................................ 150,000 156,939
Newhaven Public Improvement District , Special Assessment , 144A, 2025 , 6% ,
9/15/55 ........................................................ 125,000 127,867
d
City of Mansfield , Staybolt Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 6.25% , 9/15/55 ......................... 350,000 359,179

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Mesquite , Solterra Public Improvement District Improvement Area C-4 , Special
Assessment , 2025 , 5.625% , 9/01/55 ................................... $ 100,000 $ 100,588
City of Pilot Point ,
Maverick Farms Public Improvement District Major Improvement Area , Special
Assessment , 2026 , 7% , 9/15/56 ..................................... 130,000 128,629
Maverick Farms Public Improvement District Major Improvement Area No. 1 , Special
Assessment , 2026 , 6.25% , 9/15/56 ................................... 145,000 143,352
City of Princeton ,
d
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 250,000 250,455
Southbridge Public Improvement District Improvement Area No. 4 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 270,000 270,023
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 250,000 250,454
d
City of Royse City , Waterscape Annex Public Improvement District , Special
Assessment , 144A, 2026 , 5.625% , 9/15/56 ............................... 200,000 194,909
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2022 A , 4% ,
8/15/51 ......................................................... 1,200,000 971,603
d
County of Denton ,
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 125,000 128,808
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 250,000 256,415
County of Medina ,
d
Haby Farms Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2026 , 5.65% , 9/01/56 .............................. 325,000 312,973
Viera Public Improvement District 1 Improvement Area No. 1 Project , Special
Assessment , 2026 , 5.45% , 9/01/46 ................................... 218,000 217,040
County of Montgomery , Villages of Greystone Public Improvement District , Special
Assessment , 2026 , 5.75% , 9/15/56 .................................... 360,000 351,699
Dallas Area Rapid Transit , Revenue, Senior Lien , 2020 A , Refunding , 5% , 12/01/45 .. 7,000,000 7,182,821
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 60,000 60,081
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 1,000,000 947,166
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,250,000 1,301,817
New Hope Cultural Education Facilities Finance Corp. , CHF-Collegiate Housing Denton
LLC , Revenue , 2018 A-1 , AG Insured , 4.125% , 7/01/53 ..................... 1,000,000 851,034
d
Port Arthur Housing Authority , Foothill Willow Lakes LLC , Revenue , 144A, 2026 A-S-A ,
7.5% , 10/01/36 ................................................... 300,000 288,906
San Antonio Education Facilities Corp. , University of the Incarnate Word , Revenue ,
2021 A , Refunding , 4% , 4/01/51 ....................................... 1,270,000 1,021,085
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
Obligated Group , Revenue , 2024 , Refunding , 5% , 10/01/49 .................. 1,000,000 995,083
d
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 575,000 528,790
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2026 , 5% , 4/01/36 .... 2,000,000 2,066,178
f
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.77%, 8/01/39 ............................................. 700,000 381,732
e
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 7,000,000 7,469,322
d
Travis County Development Authority , Turner's Crossing Public Improvement District
Improvement Area No. 3 , Special Assessment , 144A, 2026 , 5.75% , 9/01/56 ...... 230,000 227,574
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/37 ................................ 900,000 707,482
37,167,415

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Utah 2.1%
d
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ $ 1,266,609 $ 1,283,600
d,f
MIDA Cormont Public Infrastructure District , GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .. 500,000 437,737
d
MIDA Mountain Village Public Infrastructure District ,
Special Assessment , 144A, 2020 A , 5% , 8/01/50 .......................... 1,045,000 1,019,837
Mountain Village Assessment Area 2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 1,150,000 962,214
d
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... 300,000 299,435
Utah Infrastructure Agency ,
Revenue , 2023 , 6% , 10/15/47 ........................................ 1,350,000 1,450,566
Revenue , 2025 , 5.25% , 10/15/49 ...................................... 350,000 345,844
5,799,233
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency , Champlain College, Inc. ,
Revenue , 2016 A , Refunding , 5% , 10/15/46 .............................. 750,000 585,816
Virginia 1.3%
d
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 , 5.4% ,
3/01/45 ......................................................... 995,000 995,767
James City County Economic Development Authority ,
Virginia United Methodist Homes of Williamsburg, Inc. Obligated Group , Revenue ,
2021 A , Refunding , 4% , 6/01/47 ..................................... 1,000,000 819,116
Williamsburg Landing, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
12/01/50 ....................................................... 1,235,000 1,002,344
d
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 430,000 430,049
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 500,000 499,142
3,746,418
Washington 4.2%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 3,000,000 3,231,044
d
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5.25% , 1/01/38 ............... 750,000 756,502
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 ....... 1,000,000 1,007,706
Washington State Housing Finance Commission ,
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 3,107,501 2,847,679
g
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. 738,698 704,992
d
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2016 A , Refunding , 5% , 1/01/36 ..................................... 1,175,000 1,177,239
d
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 360,000 380,122
d
Spokane International Academy , Revenue , 144A, 2021 A , 5% , 7/01/56 .......... 1,130,000 962,225
d
Wesley Homes Lea Hill LLC , Revenue , 144A, 2016 , Refunding , 5% , 7/01/36 ..... 580,000 580,030
11,647,539
West Virginia 2.0%
West Virginia Hospital Finance Authority , Vandalia Health, Inc. Obligated Group ,
Revenue , 2023 B , Refunding , 6% , 9/01/48 ............................... 5,250,000 5,604,807
Wisconsin 9.1%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 2,070,164 2,127,261
d
AMCP Franklin LLC , Revenue , 144A, 2025 A-T , 10% , 12/01/60 ............... 650,000 648,689
d
C/HP Cove, Inc. , Revenue , 144A, 2026 , A , 7.5% , 11/01/36 ................... 300,000 290,068

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Celanese US Holdings LLC , Revenue , 2016 C , Refunding , 4.3% , 11/01/30 ....... $ 300,000 $ 298,350
d
CFC-SA LLC , Revenue, Sub. Lien , 144A, 2022 B , 6% , 2/01/62 ................ 1,000,000 1,016,127
d
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/63 ........ 1,000,000 934,386
d
Church Home of Hartford Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% ,
9/01/30 ........................................................ 945,000 945,522
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,425,000 1,465,346
d
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/55 .................................................... 1,000,000 890,904
d
Inperium, Inc. Obligated Group , Revenue , 144A, 2026 , 6% , 12/01/50 ........... 300,000 305,287
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.5% , 6/15/55 410,000 418,575
d
Mary's Woods at Marylhurst Obligated Group , Revenue , 144A, 2017 A , Refunding ,
5.25% , 5/15/37 .................................................. 380,000 381,395
d
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/54 ........................................................ 910,000 811,238
Piedmont Community Charter School, Inc. , Revenue , 2019 , 5% , 6/15/53 ........ 1,150,000 1,065,401
d
Roseman University of Health Sciences , Revenue , 144A, 2020 , 5% , 4/01/40 ..... 1,085,000 1,070,118
d
SLAM Academy of Nevada Obligated Group , Revenue , 144A, 2026 A , 5.5% , 7/15/61 850,000 801,767
d
Southminster, Inc. Obligated Group , Revenue , 144A, 2018 , 5% , 10/01/48 ........ 800,000 762,076
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 500,000 516,347
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 2,100,000 2,299,713
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-1 , 4% , 7/01/61 ........ 600,000 379,366
d
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/51 ........................................................ 2,000,000 1,476,712
d
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 1,700,000 1,435,915
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/41 ........................................................ 4,000,000 3,748,309
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 300,000 310,488
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 270,000 250,757
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 1,150,000 1,022,495
25,672,612
U.S. Territories 11.7%
District of Columbia 7.8%
District of Columbia ,
GO , 2023 A , 5% , 1/01/45 ............................................ 6,675,000 6,990,958
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/52 .................................................... 1,000,000 918,114
International School Obligated Group , Revenue , 2019 , 5% , 7/01/39 ............ 400,000 404,820
KIPP DC Obligated Group , Revenue , 2019 , 4% , 7/01/44 .................... 750,000 663,220
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 5% , 6/01/50 ............................... 2,470,000 2,236,680
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/35 .............. 1,140,000 1,251,221
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 8/31/36 .............. 1,365,000 1,498,108
d
Rocketship DC Obligated Group , Revenue , 144A, 2021 A , 5% , 6/01/61 ......... 400,000 325,307
f
Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.96%, 6/15/46 ......... 7,500,000 1,635,821
e
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Sub. Lien , 2019
B , Refunding , 4% , 10/01/53 .......................................... 1,065,000 888,468
e
Washington Metropolitan Area Transit Authority , Dedicated , Revenue, Second Lien ,
2024 A , 5% , 7/15/56 ................................................ 5,000,000 5,077,096
21,889,813

Franklin Managed Municipal Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 20 .
a a
Principal
Amount a Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 3.9%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/33 .......................................... $ 1,920,000 $ 1,921,338
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 3,388,447 3,178,634
i
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ 1,815,000 1,322,681
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
4,700,000 4,468,745
10,891,398
Total U.S. Territories .................................................................... 32,781,211
Total Municipal Bonds (Cost $ 397,940,507 ) .....................................
393,195,007
Total Long Term Investments (Cost $ 397,940,507 ) ...............................
393,195,007
a
a a a a
Short Term Investments 1.0%
Shares
a
Management Investment Companies 1.0%
j,k
Putnam Short Term Investment Fund , Class P , 3.819% ....................... 2,864,225 2,864,225
Total Management Investment Companies (Cost $ 2,864,225 ) .....................
2,864,225
Total Short Term Investments (Cost $ 2,864,225 ) .................................
2,864,225
a
Total Investments (Cost $ 400,804,732 ) 141.1% ..................................
$396,059,232
Remarketed Preferred Shares (35.4) % .........................................
(99,350,000)
Floating Rate Notes Issued (6.7) % .............................................
(18,700,374)
Other Assets, less Liabilities 1.0% .............................................
2,620,163
Net Assets 100.0% ...........................................................
$280,629,021
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
The maturity date shown represents the mandatory put date.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $91,522,233, representing 32.6% of net assets.
e
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.
h
Security purchased on a when-issued basis.
i
Defaulted security or security for which income has been deemed uncollectible.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Managed Municipal Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective July 15, 2026, Putnam Managed Municipal Income Trust was renamed Franklin Managed Municipal Income Trust.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2026 , the Fund held investments in affiliated management investment companies as follows:

Franklin Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Managed Municipal Income Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $110,154 $50,942,131 $(48,188,060) $— $— $2,864,225 2,864,225 $141,246
Total Affiliated Securities ... $110,154 $50,942,131 $(48,188,060) $— $— $2,864,225 $141,246
Level 1 Level 2 Level 3 Total
Franklin Managed Municipal Income Trust
Assets:
Investments in Securities:
a
Warrants ............................... $ — $ — $ —
b
$ —
Municipal Bonds ......................... — 393,195,007 — 393,195,007
Short Term Investments ................... 2,864,225 — — 2,864,225
Total Investments in Securities ........... $2,864,225 $393,195,007 $— $396,059,232
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Managed Municipal Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.